FAIR VALUE (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Goodwill and Intangible Asset Impairment	$ 0	$ 358	$ 0